Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 15, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST IV
Central Index Key	dei_EntityCentralIndexKey	0000063068
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 14, 2011
MFS Global New Discovery Fund (Prospectus Summary) | MFS Global New Discovery Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNAX
MFS Global New Discovery Fund (Prospectus Summary) | MFS Global New Discovery Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNBX
MFS Global New Discovery Fund (Prospectus Summary) | MFS Global New Discovery Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNCX
MFS Global New Discovery Fund (Prospectus Summary) | MFS Global New Discovery Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNIX
MFS Global New Discovery Fund (Prospectus Summary) | MFS Global New Discovery Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNJX
MFS Global New Discovery Fund (Prospectus Summary) | MFS Global New Discovery Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNKX
MFS Global New Discovery Fund (Prospectus Summary) | MFS Global New Discovery Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNLX
MFS Global New Discovery Fund (Prospectus Summary) | MFS Global New Discovery Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNMX